Major exchange rates (Details)	12 Months Ended
	Dec. 31, 2017 € / $	Dec. 31, 2017 € / $ £ / $	Dec. 31, 2016 € / $	Dec. 31, 2016 € / $ £ / $	Dec. 31, 2015 € / $	Dec. 31, 2015 € / $ £ / $	Dec. 31, 2017 £ / $	Dec. 31, 2016 £ / $	Dec. 31, 2015 £ / $
Effects Of Changes In Foreign Exchange Rates [Abstract]
closing rates	1.1993	1.1993	1.0541	1.0541	1.0887	1.0887	1.3517	1.2312	1.4833
average rates	1.1249	1.2880	1.1061	1.3662	1.1154	1.5315